CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2025
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Schedule of issuances of Preferred Shares

Series	Issuance Date	Issue Price per share	Shares Issued	Aggregated Issuance Price
A	December 25, 2020	RMB4.7	33,777,482	RMB160,000
A	February 22, 2021	RMB4.7	1,055,546	RMB5,000
B	May 14, 2021	RMB11.4	12,256,755	RMB140,000
B+	July 20, 2023	RMB16.2	12,780,417	RMB209,902
B+**	December 5, 2023	RMB16.2	7,594,160	RMB123,000

Note*: In the above table, the number of shares and the issue price per share have been retrospectively adjusted as if the Restructuring has been completed at the beginning of the period presented.

Note**: In July 2023, the Company has entered into a share purchase agreement with one Series B+ preferred shareholder, agreeing that the shareholder shall purchase 7,594,160 Series B+ preferred shares of the Company with cash consideration of RMB123 million when it completes certain regulatory procedures. The Company accounted for its obligation to issue Series B+ preferred shares at fixed predetermined price as a forward contract. This forward contract is classified as a liability and measured at fair value, with changes in fair value reported in earnings. The transaction was completed in December 2023, with fair value change loss of the forward contract of RMB105 million recognized in the consolidated statements of operations and comprehensive income for the year ended December 31, 2023.

Schedule of Company's preferred shares activity

The Company’s preferred shares activity for the years ended December 31, 2023, 2024 and 2025, respectively, is summarized below:

	Series A Preferred Shares		Series B Preferred Shares		Series B+ Preferred Shares		Total
	Number of		Number of		Number of
	shares	Amount	shares	Amount	shares	Amount	Amount
		RMB		RMB		RMB	RMB
Balance as of January 1, 2023	34,833,028	194,589	12,256,755	157,784	—	—	352,373
Issuance of Series B+ Preferred Shares, net of issuance cost	—	—	—	—	20,374,577	436,905	436,905
Accretion on convertible redeemable preferred shares to redemption value	—	17,832	—	16,652	—	8,846	43,330
Issuance of Series B Preferred Shares*	—	—	2,657,649	39,172	—	—	39,172
Balance as of December 31, 2023	34,833,028	212,421	14,914,404	213,608	20,374,577	445,751	871,780
Accretion on convertible redeemable preferred shares to redemption value	—	19,523	—	21,107	—	21,370	62,000
Balance as of December 31, 2024	34,833,028	231,944	14,914,404	234,715	20,374,577	467,121	933,780
Accretion on convertible redeemable preferred shares to redemption value	—	6,268	—	6,717	—	7,097	20,082
Conversion of redeemable preferred shares into ordinary shares upon IPO	(34,833,028)	(238,212)	(14,914,404)	(241,432)	(20,374,577)	(474,218)	(953,862)
Balance as of December 31, 2025	—	—	—	—	—	—	—

Note *: In 2023, an aggregate of 1,046,761 Class A and 1,610,888 Class B ordinary shares beneficially owned by Junjie Zhang, Xianggui Peng and Peibang Gong, who are employees of the Company, were exchanged at a premium for Series B preferred shares. Junjie Zhang, Xianggui Peng and Peibang Gong are the ultimate controllers and beneficial owners of Partea Ltd., TasTea Ltd., and TEALATTE Ltd., which are the shareholders of Chagee Holdings Limited. Such Series B preferred shares were then sold to certain preferred shareholders and were recognized at fair value. For details, please refer to Note 17.